Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Keeley Funds, Inc.
Entity Central Index Key	0001324203
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000105122
Shareholder Report [Line Items]
Fund Name	Mid Cap Dividend Value Fund
Class Name	Class A
Trading Symbol	KMDVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about KEELEY Mid Cap Dividend Value Fund - Class A (the "Fund") for the period of October 1, 2024 to March 31, 2025. This report describes changes to the Fund that occurred during the reporting period
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gabelli.com/funds/open-ends/ or by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://gabelli.com/funds/open-ends/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mid Cap Dividend Value Fund - Class A	$59	1.20%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
KEELEY Mid Cap Dividend Value Fund - Class A	(3.54)%	1.71%	17.09%	7.60%
KEELEY Mid Cap Dividend Value Fund - Class A (includes sales charge)	(7.88)%	(2.86)%	16.02%	7.11%
Russell 1000 Index	(1.86)%	7.82%	18.47%	12.18%
Russell Midcap Value Index	(3.82)%	2.27%	16.70%	7.62%

AssetsNet	$ 117,288,469
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 445,435
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$117,288,469 Number of Portfolio Holdings87 Portfolio Turnover Rate5% Management Fees$445,435
Holdings [Text Block]

Top 10 Holdings (% of net assets)

UGI Corp.	2.4%
Jabil Inc.	2.4%
Gen Digital Inc.	2.4%
Equitable Holdings Inc.	2.2%
Franco-Nevada Corp.	2.1%
NRG Energy Inc.	2.1%
Chemed Corp.	2.0%
STAG Industrial Inc.	1.8%
Molson Coors Beverage Co.	1.7%
Expand Energy Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	96.9%
U.S. Government Obligations	3.0%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
C000105123
Shareholder Report [Line Items]
Fund Name	Mid Cap Dividend Value Fund
Class Name	Class I
Trading Symbol	KMDIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about KEELEY Mid Cap Dividend Value Fund - Class I (the "Fund") for the period of October 1, 2024 to March 31, 2025. This report describes changes to the Fund that occurred during the reporting period
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gabelli.com/funds/open-ends/ or by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://gabelli.com/funds/open-ends/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mid Cap Dividend Value Fund - Class I	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
KEELEY Mid Cap Dividend Value Fund - Class I	(3.44)%	1.96%	17.39%	7.87%
Russell 1000 Index	(1.86)%	7.82%	18.47%	12.18%
Russell Midcap Value Index	(3.82)%	2.27%	16.70%	7.62%

AssetsNet	$ 117,288,469
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 445,435
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$117,288,469 Number of Portfolio Holdings87 Portfolio Turnover Rate5% Management Fees$445,435
Holdings [Text Block]

Top 10 Holdings (% of net assets)

UGI Corp.	2.4%
Jabil Inc.	2.4%
Gen Digital Inc.	2.4%
Equitable Holdings Inc.	2.2%
Franco-Nevada Corp.	2.1%
NRG Energy Inc.	2.1%
Chemed Corp.	2.0%
STAG Industrial Inc.	1.8%
Molson Coors Beverage Co.	1.7%
Expand Energy Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	96.9%
U.S. Government Obligations	3.0%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
C000080997
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Value Fund
Class Name	Class A
Trading Symbol	KSDVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about KEELEY Small Cap Dividend Value Fund - Class A (the "Fund") for the period of October 1, 2024 to March 31, 2025. This report describes changes to the Fund that occurred during the reporting period
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gabelli.com/funds/open-ends/ or by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://gabelli.com/funds/open-ends/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Small Cap Dividend Value Fund - Class A	$62	1.29%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.29%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
KEELEY Small Cap Dividend Value Fund - Class A	(5.67)%	3.47%	17.73%	6.39%
KEELEY Small Cap Dividend Value Fund - Class A (includes sales charge)	(9.94)%	(1.21)%	16.65%	5.90%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
Russell 2000 Value Index	(8.72)%	(3.12)%	15.31%	6.07%

AssetsNet	$ 255,330,855
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 1,137,039
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$255,330,855 Number of Portfolio Holdings85 Portfolio Turnover Rate11% Management Fees$1,137,039
Holdings [Text Block]

Top 10 Holdings (% of net assets)

The Ensign Group Inc.	2.4%
Wintrust Financial Corp.	2.3%
Victory Capital Holdings Inc.	2.2%
TechnipFMC plc	2.0%
CareTrust REIT Inc.	2.0%
WK Kellogg Co.	2.0%
Primoris Services Corp.	2.0%
ABM Industries Inc.	1.8%
EVERTEC Inc.	1.8%
Kontoor Brands Inc.	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	97.4%
U.S. Government Obligations	2.5%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
C000080998
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Value Fund
Class Name	Class I
Trading Symbol	KSDIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about KEELEY Small Cap Dividend Value Fund - Class I (the "Fund") for the period of October 1, 2024 to March 31, 2025. This report describes changes to the Fund that occurred during the reporting period
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gabelli.com/funds/open-ends/ or by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://gabelli.com/funds/open-ends/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Small Cap Dividend Value Fund - Class I	$50	1.04%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.04%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
KEELEY Small Cap Dividend Value Fund - Class I	(5.53)%	3.75%	18.03%	6.66%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
Russell 2000 Value Index	(8.72)%	(3.12)%	15.31%	6.07%

AssetsNet	$ 255,330,855
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 1,137,039
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$255,330,855 Number of Portfolio Holdings85 Portfolio Turnover Rate11% Management Fees$1,137,039
Holdings [Text Block]

Top 10 Holdings (% of net assets)

The Ensign Group Inc.	2.4%
Wintrust Financial Corp.	2.3%
Victory Capital Holdings Inc.	2.2%
TechnipFMC plc	2.0%
CareTrust REIT Inc.	2.0%
WK Kellogg Co.	2.0%
Primoris Services Corp.	2.0%
ABM Industries Inc.	1.8%
EVERTEC Inc.	1.8%
Kontoor Brands Inc.	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	97.4%
U.S. Government Obligations	2.5%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
C000051528
Shareholder Report [Line Items]
Fund Name	Small-Mid Cap Value Fund
Class Name	Class A
Trading Symbol	KSMVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about KEELEY Small-Mid Cap Value Fund - Class A (the "Fund") for the period of October 1, 2024 to March 31, 2025. This report describes changes to the Fund that occurred during the reporting period
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gabelli.com/funds/open-ends/ or by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://gabelli.com/funds/open-ends/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
KEELEY Small-Mid Cap Value Fund - Class A	$67	1.39%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.39%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
KEELEY Small-Mid Cap Value Fund - Class A	(5.51)%	(1.14)%	18.95%	6.35%
KEELEY Small-Mid Cap Value Fund - Class A (includes sales charge)	(9.77)%	(5.61)%	17.85%	5.86%
Russell 3000 Index	(2.21)%	7.22%	18.18%	11.80%
Russell 2500 Value Index	(6.08)%	(1.47)%	16.65%	6.84%

AssetsNet	$ 25,332,886
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 83,913
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$25,332,886 Number of Portfolio Holdings85 Portfolio Turnover Rate11% Management Fees$83,913
Holdings [Text Block]

Top 10 Holdings (% of net assets)

NRG Energy Inc.	2.1%
TechnipFMC plc	2.0%
Knife River Corp.	2.0%
WK Kellogg Co.	1.9%
Equitable Holdings Inc.	1.9%
Solventum Corp.	1.8%
Spectrum Brands Holdings Inc.	1.8%
Southwest Gas Holdings Inc.	1.7%
Molson Coors Beverage Co.	1.7%
Tri Pointe Homes Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	98.4%
U.S. Government Obligations	1.9%
Other Assets and Liabilities (Net)	(0.3)%

Material Fund Change [Text Block]
C000053918
Shareholder Report [Line Items]
Fund Name	Small-Mid Cap Value Fund
Class Name	Class I
Trading Symbol	KSMIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about KEELEY Small-Mid Cap Value Fund - Class I (the "Fund") for the period of October 1, 2024 to March 31, 2025. This report describes changes to the Fund that occurred during the reporting period
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gabelli.com/funds/open-ends/ or by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://gabelli.com/funds/open-ends/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
KEELEY Small-Mid Cap Value Fund - Class I	$55	1.14%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
KEELEY Small-Mid Cap Value Fund - Class I	(5.42)%	(0.82)%	19.25%	6.62%
Russell 3000 Index	(2.21)%	7.22%	18.18%	11.80%
Russell 2500 Value Index	(6.08)%	(1.47)%	16.65%	6.84%

AssetsNet	$ 25,332,886
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 83,913
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$25,332,886 Number of Portfolio Holdings85 Portfolio Turnover Rate11% Management Fees$83,913
Holdings [Text Block]

Top 10 Holdings (% of net assets)

NRG Energy Inc.	2.1%
TechnipFMC plc	2.0%
Knife River Corp.	2.0%
WK Kellogg Co.	1.9%
Equitable Holdings Inc.	1.9%
Solventum Corp.	1.8%
Spectrum Brands Holdings Inc.	1.8%
Southwest Gas Holdings Inc.	1.7%
Molson Coors Beverage Co.	1.7%
Tri Pointe Homes Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	98.4%
U.S. Government Obligations	1.9%
Other Assets and Liabilities (Net)	(0.3)%

Material Fund Change [Text Block]